Income Taxes (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Federal operating loss carryforwards	$ 144.0
State operating loss carryforwards	145.9
Operating loss carryforwards, exercise of stock options	8.7
Decrease in deferred tax assets	(3.4)
Deferred income tax valuation		100.00%
Increase in valuation allowance	17.2	$ 12.5
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Research and development tax credit carryforwards	2.3
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Research and development tax credit carryforwards	$ 2.0